CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthectical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Cash and cash equivalents includes: [abstract]
Bank overdrafts	$ 20	$ 140	$ 7
Disposal of parts of Bacalhau field [Member]
Acquisitions and disposals [Table]
Consideration paid (received)	(433)
Bacalhau field [Member]
Acquisitions and disposals [Table]
Consideration paid (received)	769
Bacalhau field [Member] | Disposal of parts of Bacalhau field [Member]
Acquisitions and disposals [Table]
Accretion of payment related to acquisition and disposal of the interests	189
Consideration paid (received)	$ 336